Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40553
Entity Registrant Name	D-MARKET Electronic Services & Trading
Entity Incorporation, State or Country Code	W8
Entity Address, Address Line One	Kuştepe Mahallesi Mecidiyeköy Yolu
Entity Address, Adress Line Two	Cad. no: 12 Kule 2 K2
Entity Address, City or Town	Şişli-Istanbul
Entity Address, Country	TR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001850235
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	GUNEY BAGIMSIZ DENETIM VE SERBEST MUHASEBECI MALI MUSAVIRLIK A.S.
Auditor Location	Istanbul, Türkiye
Auditor Firm ID	1750
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Kuştepe Mahallesi Mecidiyeköy Yolu
Entity Address, Adress Line Two	Cad. no: 12 Kule 2 K2
Entity Address, City or Town	Şişli-Istanbul
Entity Address, Country	TR
City Area Code	90
Local Phone Number	212 7056866
Contact Personnel Name	Korhan Öz
Contact Personnel Email Address	korhan.oz@hepsiburada.com
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,000,000
Class B ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class B ordinary shares, nominal value TRY 0.20 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	285,998,290
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	HEPS
Security Exchange Name	NASDAQ